Document and Entity Information (USD $)	12 Months Ended
	Jun. 25, 2014	Aug. 11, 2014	Dec. 25, 2013
Document Documentand Entity Information [Abstract]
Entity Registrant Name	BRINKER INTERNATIONAL INC
Entity Central Index Key	0000703351
Current Fiscal Year End Date	--06-25
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jun. 25, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		64,617,734
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 2,981,803,247